Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	$ 45,963	$ 46,080		$ 1,465
Restricted bank deposits	43,219	43,034		$ 1,378
Interest income	2,076	2,433	$ 1,861
Time Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	45,963	46,080
Restricted Bank Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Restricted bank deposits	$ 43,219	$ 43,034